Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	$ 273,693,468	$ 276,806,172
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	273,693,468	276,806,172
EBP, Net Asset Available for Benefit	273,693,468	276,806,172
Investment, Identifier [Axis]: Fidelity
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,794	1,783
Investment, Identifier [Axis]: Vanguard
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,596,196	7,361,636
Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	143,327,729	159,236,170
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 122,767,749	$ 110,206,583